Financial instruments - disclosures - Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	$ 63,861
Securities	175,879	$ 161,401
Cash collateral on securities borrowed	15,326	12,368
Securities purchased under resale agreements	69,213	67,572
Loans	520,156
Allowance for credit losses	(3,073)	(2,849)
Derivative instruments	43,035	35,912
Customers' liability under acceptances	11,574	10,958
Other assets	47,626
Total credit exposures	943,597	837,683
Subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	63,852
Securities	125,373
Cash collateral on securities borrowed	15,326
Securities purchased under resale agreements	69,213
Loans	517,171
Allowance for credit losses	(3,073)
Derivative instruments	43,035
Customers' liability under acceptances	11,574
Other assets	37,208
Total credit exposures	879,679	769,311
Subject to credit risk [member] | AIRB approach [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	47,670
Securities	110,695
Cash collateral on securities borrowed	15,320
Securities purchased under resale agreements	69,213
Loans	457,858
Allowance for credit losses	(2,317)
Derivative instruments	43,031
Customers' liability under acceptances	11,247
Other assets	28,951
Total credit exposures	781,668	688,150
Subject to credit risk [member] | Standardized approach 1 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	13,724
Securities	14,678
Cash collateral on securities borrowed	6
Loans	57,650
Allowance for credit losses	(756)
Derivative instruments	4
Customers' liability under acceptances	327
Other assets	423
Total credit exposures	86,056	69,886
Subject to credit risk [member] | Other credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	2,458
Loans	1,663
Other assets	7,834
Total credit exposures	11,955	11,275
Not subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	9
Securities	50,506
Loans	2,985
Other assets	10,418
Total credit exposures	$ 63,918	$ 68,372